Organization and Principal Activities	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Tuniu Corporation (the “Company”) is an exempted company with limited liability incorporated in the Cayman Islands. The Company, its subsidiaries and the consolidated variable interest entity (“VIE”) and the VIE’s subsidiaries (collectively referred to as the “Affiliated Entities”) are collectively referred to as the “Group”. The Group’s principal activity is the provision of travel-related services mainly in the People’s Republic of China (“PRC”).

As of December 31, 2022, the Company’s significant consolidated subsidiaries and the consolidated Affiliated Entities are as follows:

			Percentage of
			direct or indirect
		Place of	economic
Name of subsidiaries and Affiliated entities	Date of establishment/acquisition	incorporation	ownership
Subsidiaries of the Company:
Tuniu (HK) Limited	Established on May 20, 2011	Hong Kong	100%
Tuniu (Nanjing) Information Technology Co., Ltd.	Established on August 24, 2011	PRC	100%
Beijing Tuniu Technology Co., Ltd. (“Beijing Tuniu”)	Established on September 8, 2008	PRC	100%
Jiangsu Kaihui Commercial Factoring Co., Ltd	Established on September 22, 2015	PRC	100%
Xiamen Suiwang International Travel Service Co., Ltd.	Established on January 26, 2016	PRC	100%
Tianjin Tuniu International Travel Service Co., Ltd.	Established on March 23, 2016	PRC	100%
Guangzhou Kaihui Internet Microcredit Co., Ltd.	Established on June 13, 2016	PRC	100%
Nanjing Kaihui Internet Microcredit Co., Ltd.	Established on December 28, 2016	PRC	90%
Variable Interest Entity (“VIE”)
Nanjing Tuniu Technology Co., Ltd. (“Nanjing Tuniu”)	Established on December 18, 2006	PRC	100%
Subsidiaries of VIE
Shanghai Tuniu International Travel Service Co., Ltd.	Acquired on August 22, 2008	PRC	100%
Nanjing Tuniu International Travel Service Co., Ltd.	Acquired on December 22, 2008	PRC	100%
Beijing Tuniu International Travel Service Co., Ltd.	Acquired on November 18, 2009	PRC	100%
Nanjing Tuzhilv Tickets Sales Co., Ltd.	Established on April 19, 2011	PRC	100%
Tuniu Insurance Brokers Co., Ltd.	Acquired on August 11, 2015	PRC	100%